Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Line Items]
Accumulated federal NOL carryforwards		$ 283,500
Accumulated state NOL carryforwards		269,700
Research and development tax credits carryforwards	$ 2,900	2,543	$ 1,832
NOL carryforwards from excess tax deductions		$ 1,800
Deferred Tax Assets Tax Credit Carryforwards Research Expiration Year		2028
Deferred tax assets for NOLs	$ 16,000	$ 100,251	79,233
Shares offered for public offering	603,750
Evaluation of tax position, description		The evaluation of uncertainty in a tax position is a two-step process. The first step involves recognition. The Company determines whether it is more likely than not that a tax position will be sustained upon tax examination, including resolution of any related appeals or litigation, based on only the technical merits of the position. The technical merits of a tax position are derived from both statutory and judicial authority (legislation and statutes, legislative intent, regulations, rulings, and case law) and their applicability to the facts and circumstances of the tax position. If a tax position does not meet the more-likely-than-not recognition threshold, the benefit of that position is not recognized in the financial statements. The second step is measurement. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The tax position is measured as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate resolution with a taxing authority.
Unrecognized tax benefits		$ 5,900
Accrual interest and penalties		$ 0	$ 0
Minimum [Member]
Income Tax Disclosure [Line Items]
Income tax Realization		50.00%
Federal [Member]
Income Tax Disclosure [Line Items]
Research and development tax credits carryforwards		$ 4,100
Tax credit carryforward, expiration date		2026
California [Member]
Income Tax Disclosure [Line Items]
Research and development tax credits carryforwards		$ 4,600
State and Local [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforward, expiration date		2016